Related Party Transactions - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 09, 2021	Dec. 31, 2020	Dec. 31, 2021	Jul. 22, 2020
Related Party Transaction [Line Items]
Outstanding balance of related party note		$ 0
Ordinary share price, per share	$ 11.50
Fair Value of convertible note - related party			$ 1,152,680
Due to related party			20,532
Convertible Debt [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			945,000
Fair Value of convertible note - related party			$ 1,200,000
Common Class A [Member]
Related Party Transaction [Line Items]
stock price per share		$ 0.0001	$ 0.0001
Common Class A [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
stock price per share	0.0001
Conversion price	$ 1.50
Chief Executive Officer [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid		0	$ 120,000
Due to related party			10,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Expenses incurred and paid			$ 10,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 600,000
Outstanding balance of related party note		$ 0		500,000
Loan conversion agreement warrant				$ 1,500,000
Related Party Loans [Member] | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant				$ 1.50